Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	$ 418,445	$ 390,918
Unquoted bonds	2,471	2,706
Total	420,916	393,624
AAA [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	3,363	44,616
Unquoted bonds
Total	3,363	44,616
AA [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	20,803
Unquoted bonds
Total	20,803
A [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	220,258	191,135
Unquoted bonds
Total	220,258	191,135
BBB [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	166,789	115,049
Unquoted bonds
Total	166,789	115,049
BB [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	7,027
Unquoted bonds
Total	7,027
B [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	205	210
Unquoted bonds
Total	205	210
Not rated [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds		1,458
Unquoted bonds	2,471	2,706
Total	$ 2,471	4,164
AA [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds		29,296
Unquoted bonds
Total		29,296
BB [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds		9,154
Unquoted bonds
Total		$ 9,154